Staff costs and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Staff Costs

Staff costs	2023 $m	2022 Re-presented $m	a	2021 Re-presented $m	a

Wages and salaries	1,808	1,604		1,315

Social security costs	143	117		86

Pension and other post-retirement benefits:

Defined benefit plans (note 27)	4	2		2

Defined contribution plans	58	53		41

	2,013	1,776		1,444

Analysed as:

Costs borne by IHG b	747	646		569

Costs borne by the System Fund or reimbursed	1,266	1,130		875

	2,013	1,776		1,444

a	Re-presented to combine System Fund and employees whose costs are reimbursed (see New accounting standards and other presentational changes).

b	In 2022, included $1m classified as exceptional relating to the costs of ceasing operations in Russia.

Summary of Average Number of Employees

Monthly average number of employees, including part-time employees	2023	2022 Re-presented	a	2021 Re-presented	a

Employees whose costs are borne by IHG:

Americas	1,578	1,548		1,481

EMEAA	3,642	3,638		2,808

Greater China	352	333		299

Central	1,720	1,528		1,425

	7,292	7,047		6,013

Employees whose costs are borne by the System Fund or are reimbursed	20,306	18,833		16,315

	27,598	25,880		22,328

a
Re-presented
to combine System Fund and employees whose costs are reimbursed (see New accounting standards and other presentational changes) and to correct the allocation of 2022 between reportable segments.

Summary of Director's Emoluments	Directors’ remuneration

	2023 $m	2022 $m	2021 $m

Base salaries, fees, annual performance payments and benefits	6.9	7.9	8.4